TRANSACTIONS AND BALANCES WITH INTERESTED AND RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	Year ended December 31,

	2024	2023	2022
	USD in thousands
Subcontracted work and consulting (*)	140	436	748
Share-based payments to service provider	-	16	56
	140	452	804

(*)	See Note 8(A).

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

B.	Balances with Magna:

	As of December 31,
	2024	2023
	USD in thousands
Other account receivables	6	-
Other account payables (*)	-	42
	6	42

(*)	See Note 8(A).